WARRANT AND OPTION LIABILITY	12 Months Ended
Dec. 31, 2025
Disclosure of classes of share capital [abstract]
WARRANT AND OPTION LIABILITY

NOTE 6 – WARRANT AND OPTION LIABILITY

The Company has issued warrants which have an exercise price denominated in Canadian dollars while the Company’s functional currency is US dollars. Accordingly, these warrants are remeasured to fair value at each reporting date using the Black-Scholes option pricing model.

A summary of the Company’s warrant liability movement is as follows:

	Weighted Average exercise price	Number of warrants	Warrant liability
	CAD$	#	$
Balance December 31, 2022	1.38	2,466,303	999,820
Warrants issued	0.99	1,464,646	525,884
Warrants expired	0.00	0	0
Fair value adjustment for warrants outstanding	0.00	0	(1,393,742)
Balance, December 31, 2023	1.23	3,930,949	131,962
Warrants issued	0.97	1,569,697	421,356
Warrants expired	1.34	(1,834,990)	(29,130)
Fair value adjustment for warrants outstanding	0.00	0	59,892
Balance December 31, 2024	1.06	3,665,657	584,080
Warrants issued	0.91	2,578,188	925,115
Warrants expired	1.01	(2,601,010)	(239,114)
Fair value adjustment for warrants outstanding	0.00	0	64,808
Balance, December 31, 2025	0.99	3,642,835	1,334,889
Current portion	0.00	0	1,334,889
Non-current portion	0.00	0	0

On June 30, 2025, in connection with a private placement of units, the Company issued 167,778 common share purchase warrants with an exercise price of CAD$1.19 and an expiry date of June 30, 2028. If, at any time after the date that is 4 months and one day after the date of issuance of the Warrants, the average volume weighted trading price of the Company’s Common Shares on the Canadian Securities Exchange (or such other stock exchange on which the Common Shares may be traded from time to time) is at or above CAD $0.20 per share for a period of 10 consecutive trading days (the “Triggering Event”), the Company may at any time, after the Triggering Event, accelerate the expiry date of the Warrants by giving ten calendar days notice to the holders of the Warrants, by way of news release, and in such case the Warrants will expire on the first day that is 30 calendar days after the date on which such notice is given by the Company announcing the Triggering Event. The fair value of warrants on initial recognition was $52,145.

During December 2025, in connection with a private placement of units, the Company issued the following:

•	December 4, 2025, 1,601,005 common share purchase warrants with an exercise price of CAD$0.89 and an expiry date of 24 months
•	December 12, 2025, 445,286 common share purchase warrants with an exercise price of CAD$0.89 and an expiry date of 24 months
•	December 18, 2025, 364,119 common share purchase warrants with an exercise price of CAD$0.89 and an expiry date of 24 months
•	On initial recognition, the warrants were measured at fair value of $872,970 using a Black-Scholes option pricing model.
•	If, at any time after the date that is 4 months and one day after the date of issuance of the warrants, the average volume weighted trading price of Athena’s common shares on the Canadian Securities Exchange is at or above CAD$0.14 per share for a period of 10 consecutive trading days (the “Triggering Event”), Athena may at any time, after the Triggering Event, accelerate the expiry date of the warrants by giving ten calendar days’ notice to the holders of the warrants, by way of news release, and in such case the warrants will expire on the first day that is 30 calendar days after the date on which such notice is given by Athena announcing the Triggering Event.

A summary of the Company’s outstanding and exercisable derivative warrants is as follows:

December 31, 2025
Expiry date	Number of warrants outstanding	Weighted average exercise price (CAD)	Weighted average remaining life (Years)	Weighted average volatility	Weighted average risk free interest rate

October 25, 2027	606,061	1.19	1.82	170%	3%
December 3, 2027	326,263	1.19	1.92	169%	3%
December 23, 2027	132,323	1.19	1.98	168%	3%
June 30, 2028	167,778	1.19	2.50	170%	3%
December 4, 2027	1,601,005	0.89	1.93	169%	3%
December 12, 2027	445,286	0.89	1.95	168%	3%
December 18, 2027	364,119	0.89	1.96	169%	3%
	3,642,835	0.99	1.94	169%	3%

December 31, 2024
Expiry date			Weighted average remaining life (Years)	Weighted average volatility	Weighted average risk free interest rate

April 13, 2025	631,313	1.49	0.28	246%	4%
April 24, 2025	1,464,646	0.99	0.31	245%	4%
January 17, 2025	505,051	0.50	0.05	119%	4%
October 25, 2027	606,061	1.19	2.82	244%	4%
December 3, 2027	326,263	1.19	2.92	240%	4%
December 23, 2027	132,323	1.19	2.98	238%	4%
	3,665,657	1.06	1.01	227%	4%

Option liability

During the third quarter ending September 30, 2024, the Company granted 336,700 options to purchase shares held by Athena in Carlton Precious Inc at an exercise price of CAD$0.59, with an expiry date of January 31, 2025. The options had an initial valuation of $71,049. The outstanding options were revalued as of December 31, 2024, using a Black Scholes model and had a valuation of $12,433, resulting in an adjustment of $58,616 for the year ended December 31, 2024. The options expired unexercised on January 31, 2025 and at December 31, 2025, had a fair value of $nil. During the year ended December 31, 2025, Company recorded a gain on the revaluation of the option liability of $nil and $12,433, respectively (2024 - $nil and $nil).